Related parties disclosure (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Payables	$ 79,000		$ 75,000
Carlos Moreira
Related Party Transaction [Line Items]
Receivable	472	SFr 397
Payables	459,601	386,683
Peter Ward
Related Party Transaction [Line Items]
Payables	$ 295,335	SFr 248,480